Effects of adoption of IFRS 17 - Impact on Consolidated Income Statement (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income	[1]	$ 35,796	$ 30,377		$ 26,489
Net fee and commission income	[1]	11,845	11,770		13,097
Net income from financial instruments held for trading or managed on a fair value basis	[1]	16,661	10,278		7,744
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	[1]	7,887	(13,831)		4,053
Insurance finance (expense)/income	[1]	(7,809)	13,799		0
Total net investment results	[1]	1,078	809		0
– insurance revenue	[1]	2,259	1,977		0
– insurance service expense	[1]	(1,181)	(1,168)		0
Other operating income/(expense)	[1],[2]	(1,141)	(266)		1,687
Claims and other insurance service expenses paid, including investment components, and other cash flows		(9,628)	(6,663)
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	[1],[3]	66,058	50,620		49,552
Change in expected credit losses and other credit impairment charges	[1]	(3,447)	(3,584)		928
Net operating income	[1]	62,611	47,036		50,480
Operating expenses	[1]	(32,070)	(32,701)		(34,620)
Operating profit	[1]	30,541	14,335		15,860
Share of profit in associates and joint ventures	[1]	2,807	2,723	[4]	3,046
Profit before tax	[1]	30,348	17,058	[4]	18,906
Tax (charge)/credit	[1]	(5,789)	(809)		(4,213)
Profit for the year	[1]	$ 24,559	16,249	[5]	14,693	[5]
Previously stated
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			32,610
Net fee and commission income			11,451
Net income from financial instruments held for trading or managed on a fair value basis			10,469
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss			(3,394)
Net insurance premium income			12,825
Insurance finance (expense)/income			0
Total net investment results			0
– insurance revenue			0
– insurance service expense			0
Other operating income/(expense)			(2,365)
Total operating income			61,596
Claims and other insurance service expenses paid, including investment components, and other cash flows			(9,869)
Net operating income/(expense) before change in expected credit losses and other credit impairment charges			51,727		49,552
Change in expected credit losses and other credit impairment charges			(3,592)		928
Net operating income			48,135
Operating expenses			(33,330)		(34,620)
Operating profit			14,805
Share of profit in associates and joint ventures			2,723
Profit before tax			17,528		$ 18,906
Tax (charge)/credit			(858)
Profit for the year			16,670
Removal of PVIF and IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			0
Net fee and commission income			0
Net income from financial instruments held for trading or managed on a fair value basis			0
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss			0
Net insurance premium income			(12,825)
Insurance finance (expense)/income			0
Total net investment results			0
– insurance revenue			0
– insurance service expense			0
Other operating income/(expense)			(265)
Total operating income			(13,090)
Claims and other insurance service expenses paid, including investment components, and other cash flows			9,869
Net operating income/(expense) before change in expected credit losses and other credit impairment charges			(3,221)
Change in expected credit losses and other credit impairment charges			0
Net operating income			(3,221)
Operating expenses			0
Operating profit			(3,221)
Share of profit in associates and joint ventures			0
Profit before tax			(3,221)
Tax (charge)/credit			0
Profit for the year			(3,221)
Remeasure-ment effect of IFRS 9 re-designations
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			(2,233)
Net fee and commission income			0
Net income from financial instruments held for trading or managed on a fair value basis			(191)
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss			(10,437)
Net insurance premium income			0
Insurance finance (expense)/income			0
Total net investment results			0
– insurance revenue			0
– insurance service expense			0
Other operating income/(expense)			0
Total operating income			(12,861)
Claims and other insurance service expenses paid, including investment components, and other cash flows			0
Net operating income/(expense) before change in expected credit losses and other credit impairment charges			(12,861)
Change in expected credit losses and other credit impairment charges			8
Net operating income			(12,853)
Operating expenses			0
Operating profit			(12,853)
Share of profit in associates and joint ventures			0
Profit before tax			(12,853)
Tax (charge)/credit			0
Profit for the year			(12,853)
Insurance finance income/expense
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			0
Net fee and commission income			0
Net income from financial instruments held for trading or managed on a fair value basis			0
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss			0
Net insurance premium income			0
Insurance finance (expense)/income			13,799
Total net investment results			0
– insurance revenue			0
– insurance service expense			0
Other operating income/(expense)			48
Total operating income			13,847
Claims and other insurance service expenses paid, including investment components, and other cash flows			0
Net operating income/(expense) before change in expected credit losses and other credit impairment charges			13,847
Change in expected credit losses and other credit impairment charges			0
Net operating income			13,847
Operating expenses			0
Operating profit			13,847
Share of profit in associates and joint ventures			0
Profit before tax			13,847
Tax (charge)/credit			0
Profit for the year			13,847
IFRS 17 CSM
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			0
Net fee and commission income			0
Net income from financial instruments held for trading or managed on a fair value basis			0
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss			0
Net insurance premium income			0
Insurance finance (expense)/income			0
Total net investment results			965
– insurance revenue			965
– insurance service expense			0
Other operating income/(expense)			0
Total operating income			965
Claims and other insurance service expenses paid, including investment components, and other cash flows			0
Net operating income/(expense) before change in expected credit losses and other credit impairment charges			965
Change in expected credit losses and other credit impairment charges			0
Net operating income			965
Operating expenses			0
Operating profit			965
Share of profit in associates and joint ventures			0
Profit before tax			965
Tax (charge)/credit			0
Profit for the year			965
Onerous contracts
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			0
Net fee and commission income			0
Net income from financial instruments held for trading or managed on a fair value basis			0
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss			0
Net insurance premium income			0
Insurance finance (expense)/income			0
Total net investment results			(186)
– insurance revenue			0
– insurance service expense			(186)
Other operating income/(expense)			0
Total operating income			(186)
Claims and other insurance service expenses paid, including investment components, and other cash flows			0
Net operating income/(expense) before change in expected credit losses and other credit impairment charges			(186)
Change in expected credit losses and other credit impairment charges			0
Net operating income			(186)
Operating expenses			0
Operating profit			(186)
Share of profit in associates and joint ventures			0
Profit before tax			(186)
Tax (charge)/credit			0
Profit for the year			(186)
Experience variance and other
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			0
Net fee and commission income			0
Net income from financial instruments held for trading or managed on a fair value basis			0
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss			0
Net insurance premium income			0
Insurance finance (expense)/income			0
Total net investment results			30
– insurance revenue			1,012
– insurance service expense			(982)
Other operating income/(expense)			0
Total operating income			30
Claims and other insurance service expenses paid, including investment components, and other cash flows			0
Net operating income/(expense) before change in expected credit losses and other credit impairment charges			30
Change in expected credit losses and other credit impairment charges			0
Net operating income			30
Operating expenses			0
Operating profit			30
Share of profit in associates and joint ventures			0
Profit before tax			30
Tax (charge)/credit			0
Profit for the year			30
Attributable Expenses
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			0
Net fee and commission income			319
Net income from financial instruments held for trading or managed on a fair value basis			0
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss			0
Net insurance premium income			0
Insurance finance (expense)/income			0
Total net investment results			0
– insurance revenue			0
– insurance service expense			0
Other operating income/(expense)			0
Total operating income			319
Claims and other insurance service expenses paid, including investment components, and other cash flows			0
Net operating income/(expense) before change in expected credit losses and other credit impairment charges			319
Change in expected credit losses and other credit impairment charges			0
Net operating income			319
Operating expenses			629
Operating profit			948
Share of profit in associates and joint ventures			0
Profit before tax			948
Tax (charge)/credit			0
Profit for the year			948
Tax effect
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			0
Net fee and commission income			0
Net income from financial instruments held for trading or managed on a fair value basis			0
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss			0
Net insurance premium income			0
Insurance finance (expense)/income			0
Total net investment results			0
– insurance revenue			0
– insurance service expense			0
Other operating income/(expense)			0
Total operating income			0
Claims and other insurance service expenses paid, including investment components, and other cash flows			0
Net operating income/(expense) before change in expected credit losses and other credit impairment charges			0
Change in expected credit losses and other credit impairment charges			0
Net operating income			0
Operating expenses			0
Operating profit			0
Share of profit in associates and joint ventures			0
Profit before tax			0
Tax (charge)/credit			49
Profit for the year			49
IFRS 17 impacts
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income			30,377
Net fee and commission income			11,770
Net income from financial instruments held for trading or managed on a fair value basis			10,278
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss			(13,831)
Net insurance premium income			0
Insurance finance (expense)/income			13,799
Total net investment results			809
– insurance revenue			1,977
– insurance service expense			(1,168)
Other operating income/(expense)			(2,582)
Total operating income			50,620
Claims and other insurance service expenses paid, including investment components, and other cash flows			0
Net operating income/(expense) before change in expected credit losses and other credit impairment charges			50,620
Change in expected credit losses and other credit impairment charges			(3,584)
Net operating income			47,036
Operating expenses			(32,701)
Operating profit			14,335
Share of profit in associates and joint ventures			2,723
Profit before tax			17,058
Tax (charge)/credit			(809)
Profit for the year			$ 16,249

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	Other operating (expense)/income includes a loss on net monetary positions of $1,667m (2022: $678m; 2021: $576m) as a result of applying IAS 29
‘Financial Reporting in Hyperinflationary Economies’ and the disposal losses on capitalised Markets Treasury repositioning of $977m in 2023.

[3]	Net operating income before change in expected credit losses and other credit impairment charges also referred to as revenue.
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[5]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.